Organization and Plan of Business Operations - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended
	Mar. 05, 2026	Dec. 31, 2025	Jun. 30, 2026
Entity Incorporation, Date of Incorporation		Dec. 04, 2025	Dec. 04, 2025
Shares Issued, Price Per Share	$ 10	$ 10
Class of Warrants or Right Purchase		$ 2,000,000	$ 2,300,000
Proceeds from issuance of warrants			7,122,796
Working capital deficit		$ 63,657
Restricted investments term	185 days	185 days
Percentage of redeeming shares of public shares without the company's prior written consent	15.00%	15.00%
Percentage Of Public Shares To Be Redeemed On Non Completion Of Business Combination	100.00%	100.00%
Period with in which initial business combination shall be consummated from the closing of initial public offering	24 months
Cash		$ 121,831	1,855,444
Dissolution commitments	$ 100,000	$ 100,000
Per share value of residual assets remaining available for distribution	$ 10	$ 10
Percentage of redeemable outstanding shares	100.00%	100.00%
Proposed public offering to complete a business combination		24 months
Gross proceeds			$ 230,000,000
Transaction Costs	$ 14,759,229
Payments for Underwriting Expense	4,600,000
Deferred underwriting fee	9,200,000
Other Ownership Interests, Offering Costs	$ 959,229
Post Business Combination Target Company [Member]
Business combination, voting equity interest acquired, percentage	50.00%	50.00%
Minimum [Member]
Percentage of fair market value of target business to asset held in trust account.	80.00%	80.00%
Per share amount to be maintained in the trust account	$ 10	$ 10
Private Placement Warrants [Member]
Class of Warrants or Right Underwritting Discount Purchase		2,666,667	3,005,334
Class of warrant or right issued during the period	5,000,000
Class Of Warrants Or Right Purchase Price Per Warrant		$ 0.75	$ 0.75
Sponsor [Member] | Private Placement Warrants [Member]
Class of Warrants or Right Underwritting Discount Purchase		2,666,667
Class of warrant or right issued during the period	11,533,333	10,733,333
Class of Warrants or Right Purchase		$ 2,000,000
Class of warrant or right, issue price	$ 0.43	$ 0.44
Proceeds from issuance of warrants		$ 4,700,000
Underwriting [Member] | Private Placement Warrants [Member]
Class of Warrants or Right Underwritting Discount Purchase		3,066,667
Class of warrant or right issued during the period	3,066,667	11,533,333
Class of Warrants or Right Purchase		$ 2,300,000
Class of warrant or right, issue price	$ 0.75	$ 0.43
Proceeds from issuance of warrants	$ 2,300,000	$ 5,000,000
Proposed Public Offering [Member]
Stock issued during period shares		20,000,000
Share Price		$ 10
Asset, Held-in-Trust [Member]
Share Price	$ 10	$ 10
IPO [Member]
Share Price	$ 10
Payments to Acquire Restricted Investments	$ 230,000,000
Class A ordinary shares [Member]
Stock issued during period shares	3,000,000	23,000,000
Class A ordinary shares [Member] | IPO [Member]
Stock issued during period shares	23,000,000
Shares Issued, Price Per Share	$ 10
Gross proceeds	$ 230,000,000